Income Taxes - Summary of Major Components of Income Tax Expense (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Current tax expense:
Current year	$ 6,317		$ 8,574	$ 6,060
Deferred tax expense:
Origination and reversal of temporary differences	(1,698)		(2,812)	721
(Benefit) utilization of tax losses recognized	(65)		(1,834)	(2,230)
Total deferred tax (benefit)	(1,763)		(4,646)	(1,509)
Total income tax expense in consolidated net income	4,554	$ 232	3,928	4,551
Mexico [member]
Current tax expense:
Current year	3,874		4,035	3,887
Deferred tax expense:
Origination and reversal of temporary differences	(1,798)		(1,117)	427
(Benefit) utilization of tax losses recognized	179		(1,285)	(997)
Total deferred tax (benefit)	(1,619)		(2,402)	(570)
Total income tax expense in consolidated net income	2,255		1,633	3,317
Foreign [member]
Current tax expense:
Current year	2,443		4,539	2,173
Deferred tax expense:
Origination and reversal of temporary differences	100		(1,695)	294
(Benefit) utilization of tax losses recognized	(244)		(549)	(1,233)
Total deferred tax (benefit)	(144)		(2,244)	(939)
Total income tax expense in consolidated net income	$ 2,299		$ 2,295	$ 1,234